Derivatives - Schedule of Foreign Exchange Contracts (Details) € in Thousands, £ in Thousands	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 $ / €	Mar. 31, 2019 $ / £	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / £
Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward exchange rate | $ / £				1.33				1.29
Foreign exchange collars | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Exchange rate floor			1.06	1.45			1.06	1.45
Foreign exchange collars | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Exchange rate cap			1.53	1.82			1.53	1.82
Foreign exchange contracts | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward exchange rate			1.10	1.24			1.10	1.24
Foreign exchange contracts | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward exchange rate | $ / €			1.38				1.38
Designated Hedges | Foreign exchange collars
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	£ 40,228	€ 84,050			£ 39,881	€ 84,549
Designated Hedges | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	90,445	476,530			88,313	431,874
Non-Designated Hedges | Foreign exchange collars
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	1,962	613			2,309	114
Non-Designated Hedges | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	£ 26,490	€ 10,803			£ 26,257	€ 14,944